Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Properties
Capitalized interest	$ 21,145	$ 5,815	$ 3,715
Buildings and improvements | Minimum
Investment properties
Useful life	10 years
Buildings and improvements | Maximum
Investment properties
Useful life	40 years
Equipment and fixtures | Minimum
Investment properties
Useful life	7 years
Equipment and fixtures | Maximum
Investment properties
Useful life	10 years